Annual Fund Operating Expenses	Jul. 01, 2026
Hotchkis & Wiley Large Cap Disciplined Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	0.80%	[1]
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.06%	[1]
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[2]
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.80%	[1]
Hotchkis & Wiley Large Cap Fundamental Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.95%	[3]
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.18%	[3]
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.85%	[3]
Hotchkis & Wiley Mid-Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.00%	[4]
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.21%	[4]
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.88%	[4]
Hotchkis & Wiley Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.99%	[5]
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.20%	[5]
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.96%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.96%	[5]
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.89%	[5]
Hotchkis & Wiley Small Cap Diversified Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.81%	[6]
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.06%	[6]
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.78%	[6]
Hotchkis & Wiley Global Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.36%)
Net Expenses (as a percentage of Assets)	0.70%	[8],[9]
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[7]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.39%)
Net Expenses (as a percentage of Assets)	0.95%	[8],[9]
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%	[10]
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	0.70%	[8],[9]
Hotchkis and Wiley International Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.54%
Expenses (as a percentage of Assets)	4.09%
Fee Waiver or Reimbursement	(3.39%)
Net Expenses (as a percentage of Assets)	0.70%	[12],[13]
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[11]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.54%	[14]
Expenses (as a percentage of Assets)	4.34%
Fee Waiver or Reimbursement	(3.39%)
Net Expenses (as a percentage of Assets)	0.95%	[12],[13]
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.54%	[14]
Expenses (as a percentage of Assets)	4.09%
Fee Waiver or Reimbursement	(3.39%)
Net Expenses (as a percentage of Assets)	0.70%	[12],[13]
IHotchkis and Wiley International Small Cap Diversified Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
IHotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.14%
Expenses (as a percentage of Assets)	4.84%
Fee Waiver or Reimbursement	(3.95%)
Net Expenses (as a percentage of Assets)	0.89%	[16],[17]
IHotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[15]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	4.14%	[18]
Expenses (as a percentage of Assets)	5.09%
Fee Waiver or Reimbursement	(3.95%)
Net Expenses (as a percentage of Assets)	1.14%	[16],[17]
IHotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.13%	[18]
Expenses (as a percentage of Assets)	4.83%
Fee Waiver or Reimbursement	(3.94%)
Net Expenses (as a percentage of Assets)	0.89%	[16],[17]
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.97%	[19]
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.20%	[19]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.93%	[19]
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.88%	[19]
Hotchkis & Wiley High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.70%	[20]
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.91%	[20]
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.60%	[20]
Hotchkis & Wiley SMID Cap Diversified Value Fund | Hotchkis & Wiley SMID Cap Diversified Value Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[21]
Other Expenses (as a percentage of Assets):	0.00%	[22]
Expenses (as a percentage of Assets)	0.55%	[22]
ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund - ETF Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.94%	[23]
ETF Class Shares | Hotchkis & Wiley Global Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
ETF Class Shares | Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund - ETF Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.06%	[24]
Fee Waiver or Reimbursement	(0.36%)
Net Expenses (as a percentage of Assets)	0.70%
ETF Class Shares | Hotchkis and Wiley International Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
ETF Class Shares | Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund - ETF Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.67%
Expenses (as a percentage of Assets)	4.22%	[25]
Fee Waiver or Reimbursement	(3.52%)
Net Expenses (as a percentage of Assets)	0.70%
ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund - ETF Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	5.36%
Expenses (as a percentage of Assets)	6.06%	[26]
Fee Waiver or Reimbursement	(5.17%)
Net Expenses (as a percentage of Assets)	0.89%
ETF Class Shares | Hotchkis & Wiley Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund - ETF Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.93%	[27]
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.90%
ETF Class Shares | Hotchkis & Wiley High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
ETF Class Shares | Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund - ETF Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.74%	[28]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.60%

[1]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.80%, Class A – 1.05%, and Class Z – 0.80%. The agreement may only be terminated with the consent of the Board of Trustees.
[2]	Class Z shares are not currently offered.
[3]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.95%, Class A – 1.20%, and Class Z – 0.95%. The agreement may only be terminated with the consent of the Board of Trustees.

[4]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 1.05%, Class A – 1.30%, and Class Z – 1.05%. The agreement may only be terminated with the consent of the Board of Trustees.
[5]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.97%, Class A – 1.22%, Class C – 1.97% and Class Z – 0.97%. The agreement may only be terminated with the consent of the Board of Trustees.
[6]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.80%, Class A – 1.05%, and Class Z – 0.80%. The agreement may only be terminated with the consent of the Board of Trustees.

[7]	The Management Fee has been restated to reflect the management fee currently in effect.
[8]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.70%, Class A – 0.95%, and Class Z – 0.70%. The agreement may only be terminated with the consent of the Board of Trustees.
[9]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” have been restated to reflect the fee waiver and expense limitations currently in effect.
[10]	Class Z shares are not currently offered.
[11]	The Management Fee has been restated to reflect the management fee currently in effect.
[12]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.70%, Class A – 0.95%, and Class Z – 0.70%. The agreement may only be terminated with the consent of the Board of Trustees.

[13]	The Fund’s “Total Annual Fund Operating Expenses After Fee and Expensed Reimbursement” has been restated to reflect the fee waiver and expense limitations currently in effect.
[14]	Class A and Class Z shares are not currently offered.
[15]	The Management Fee has been restated to reflect the management fee currently in effect.
[16]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.89%, Class A – 1.14%, and Class Z – 0.89%. The agreement may only be terminated with the consent of the Board of Trustees.
[17]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” has been restated to reflect the fee waiver and expense limitations currently in effect.
[18]	Class A and Class Z shares are not currently offered.
[19]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 1.15%, Class A – 1.40%, Class C – 2.15% and Class Z – 1.15%. The agreement may only be terminated with the consent of the Board of Trustees.
[20]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.70%, Class A – 0.95%, and Class Z – 0.60%. The agreement may only be terminated with the consent of the Board of Trustees.
[21]	The investment advisory agreement between the Trust on behalf of the Fund and Hotchkis & Wiley Capital Management, LLC. utilizes a unitary fee arrangement pursuant to which the Advisor will pay all expenses of the Fund, except Advisor’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, other non-routine or extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan.
[22]	Estimated for the Fund’s current fiscal year.
[23]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) of the ETF Class shares of the Fund through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.05%. The agreement may only be terminated with the consent of the Board of Trustees.
[24]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) of the ETF Class shares of the Fund through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 0.70%. The agreement may only be terminated with the consent of the Board of Trustees.
[25]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) of the ETF Class shares of the Fund through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 0.70%. The agreement may only be terminated with the consent of the Board of Trustees.
[26]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) of the ETF Class shares of the Fund through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 0.89%. The agreement may only be terminated with the consent of the Board of Trustees.
[27]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) of the ETF Class shares of the Fund through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 0.90%. The agreement may only be terminated with the consent of the Board of Trustees.
[28]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) of the ETF Class shares of the Fund through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 0.60%. The agreement may only be terminated with the consent of the Board of Trustees.